EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated June 15, 2017 to the Prospectus and Statement of Additional Information of Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds, dated July 28, 2016, filed with the Securities and Exchange Commission on June 15, 2017 under Rule 497 (SEC Accession No. 0001193125-17-204779).